SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
	Jun. 27, 2020	Jun. 29, 2019
Ownership	100.00%	100.00%
Location	Los Angeles - West Hollywood
Purpose	Dispensary
Natures Cure, Inc. [Member]
Ownership	0.00%	0.00%
Location	Los Angeles - LAX Airport
Purpose	Dispensary
Venice Caregivers Foundation, Inc. [Member]
Ownership	0.00%	0.00%
Purpose	Venice Beach - Abbot Kinney
LAX Fund 2 Group, L.L.C [Member]
Ownership	0.00%	0.00%